SEGMENTED INFORMATION (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Segmented information [Line Items]
Severance and Other Termination Benefits	$ 4.1	$ 4.2
Major Customer [Member]
Segmented information [Line Items]
Percentage of entity's revenue	79.00%	68.00%